Stock Option and Incentive Plan - Summary of Restricted Shares Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2016 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	1,611
Number of Restricted Shares, Granted | shares	658
Number of Restricted Shares, Vested | shares	(696)
Number of Restricted Shares, Forfeited | shares	(100)
Number of Restricted Shares, Ending Balance | shares	1,473
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 42.33
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	55.69
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	39.48
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	44.41
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 49.50